Employee benefit obligations	12 Months Ended
Mar. 31, 2024
Employee Benefits [Abstract]
Employee benefit obligations	Employee benefit obligations
The Group provides its employees defined benefit pension plans (funded) and other post-employment benefits (unfunded). The employee benefits plans are accounted for in accordance with the IAS 19.
Commitments regarding retirement pension and family pension for employees in Switzerland are secured externally through a defined benefit plan and accounted for accordingly. For employees in Austria, Korea, Italy, Turkey, Spain, Japan and Lebanon, the commitment relates to severance benefits, and in Slovakia, and France relates to indemnity benefits, as governed by local law. For employees in Australia, the commitment relates to a long-service leave plan, as governed by local law.

(EUR thousand)	As of March 31
	2024	2023
Balance sheet obligations for:
Defined benefit pension plan (Funded)	1,473	847
Post-employment benefit (Unfunded)	3,114	2,480
Leave Obligation	588	468
Total employee benefit obligations	5,175	3,795

(a) Defined benefit pension plan and post-employment benefits

(EUR thousand)	For the financial year ended March 31
	2024	2023
Present value of funded obligations	(13,471)	(10,925)
Fair value of plan assets	11,998	10,078
Deficit of funded plans	(1,473)	(847)
Present value of unfunded obligations	(3,114)	(2,480)
Net benefit liability	(4,587)	(3,327)
The amounts recognized in the consolidated income statement, and statement of comprehensive income for service cost and interest cost are as follows:

(EUR thousand)	For the financial year ended March 31
	2024	2023	2022
Income statement (credit) / charge for:
Service cost	1,251	1,607	1,560
Interest cost	95	74	49
Total Income statement charge	1,346	1,681	1,609
Other comprehensive income / (loss):
Remeasurement of post-employment benefit obligations	993	(1,435)	(3,826)
The tables below reconcile the net obligation in respect of the Group’s pension plans and other post-employment benefits with the amounts recognized in the consolidated financial statements.

(EUR thousand)	For the financial year ended March 31
Changes in the present value of defined benefit obligation	2024	2023
Defined benefit obligation as of April 1	13,405	13,363
Current service cost	1,169	1,088
Interest expense	296	182
Contributions by employees	449	492
(Gain)/loss from change in financial assumptions	898	(1,593)
Experience loss	644	131
Past service cost	82	519
Benefits paid	(404)	(1,002)
Exchange differences	46	225
Defined benefit obligation as of March 31	16,585	13,405

(EUR thousand)	For the financial year ended March 31
Changes in the fair value of plan assets	2024	2023
Opening balance fair value of plan assets	10,078	9,173
Interest income	201	108
Return / (loss) on plan assets (excluding amounts included in net interest costs)	548	(27)
Contributions by employer	723	687
Contributions by employees	449	492
Benefits paid	(199)	(673)
Exchange differences	198	318
Closing balance fair value of plan assets	11,998	10,078

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2024	2023	2022
Current service cost	1,169	1,088	2,152
Interest cost	95	74	49
Past service cost/(gain)	82	519	(373)
Gain on curtailments and settlements	—	—	(219)
Unrealized FX impact	152	(93)	(211)
Total net periodic cost	1,498	1,588	1,398
The expected charge to the income statement relating to defined benefit pension plans and other post-employment benefits for the financial year ending March 31, 2025 amounts to EUR1.8 million (EUR1.2 million for the financial year ended March 31, 2024).
Actuarial valuations of the Group’s benefit obligations were computed with assistance from external actuaries as of March 31, 2024 and as of March 31, 2023; these calculations were based on the following financial and demographic assumptions:

(%)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Discount rate	3.25%	1.50%	3.50%	3.25%	4.25%	25.00%	0.75%	3.50%	3.25%	25.00%
Inflation rate	—	1.25%	—	2.50%	—	—	—	—	—	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%	25.00%	3.50%	9.50%	2.50%	25.00%

(%)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate	3.50%	1.90%	3.50%	3.50%	4.70%	9.50%	0.80%	3.50%	3.50%
Inflation rate	—	1.25%	—	2.50%	—	—	—	—	—
Future salary increases	4.00%	1.50%	3.00%	—	3.00%	10.00%	3.50%	9.50%	2.50%
Assumptions regarding future mortality experience are set based on actuarial advice in accordance with published statistics and experience in each territory. Mortality assumptions for the Group´s most significant country, Switzerland, are based on the mortality table BVG 2020 GT as of financial years ended March 31, 2024 and 2023 for future and current retirees.

(Retirement age)
As of March 31, 2024
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Retirement age:
- Male	62	65	Individual	67	60	Individual	65	Individual	67	64
- Female	62	64	Individual	67	60	Individual	65	Individual	67	64

(Retirement age)
As of March 31, 2023
	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Retirement age:
- Male	62	65	Individual	67	60	Individual	65	Individual	67
- Female	62	64	Individual	67	60	Individual	65	Individual	67

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Duration in years	9.41	16.29	13.85	9.04	10.74	11.95	6.77	21.88	13.81	11.21
Expected contributions as of March 31, 2024 in EUR thousands	—	802	—	—	—	—	—	—	—	15

Maturity profile of the post-employment benefit plan	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Duration in years	10.52	15.94	14.19	8.86	11.16	13.94	7.72	22.66	10.83
The table below shows the fair value of plan assets relating to the Group’s defined benefit pension plans, split by asset category:

(EUR thousands)	As of March 31
	2024		2023
Plan assets are comprised as follows:	Value	%	Value	%
Equity instruments	3,965	33.0%	3,578	35.5%
Euroland bonds	3,478	29.0%	3,182	31.6%
Hold to maturity bonds	374	3.1%	341	3.4%
Property	3,270	27.3%	2,290	22.7%
Other assets	473	3.9%	396	3.9%
Alternative investments	438	3.7%	291	2.9%
Insurance contracts	—	0.0%	—	0%
Total	11,998	100%	10,078	100%
The pension plans in Switzerland are the only funded plans in the Group.

(EUR thousand)	As of March 31
Position of the post-employment benefit plan	2024	2023
Present value of defined benefit obligation	(16,585)	(13,405)
Fair value of plan assets	11,998	10,078
Deficit in the plan	(4,587)	(3,327)
Experience adjustments on defined benefit obligation	(644)	(131)
For the financial year ended March 31, 2024 the employer contributions to post-employment benefit plans amounted to EUR0.7 million (EUR0.7 million for the financial year ended March 31, 2023).
The tables below summarize the percentage change in the net defined benefit obligation as of March 31, as a result of sensitizing each of the metrics (discount rate, salary growth rate, and actuarial basis (mortality)) on a country-level:

(%)
As of March 31, 2024
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain	Lebanon
Discount rate - decrease by 0.5%	+4.7%	+8.6%	+7.0%	+4.5%	+5.4%	+5.6%	+3.4%	+11.3%	+7.0%	+9.5%
Discount rate - increase by 0.5%	-4.4%	-7.5%	-6.4%	-4.2%	-4.9%	-5.1%	-3.3%	-9.9%	-6.4%	-8.5%
Salary growth rate - decrease by 0.5%	-4.4%	-0.5%	-6.5%	-4.0%	-4.9%	-5.1%	-3.2%	-9.5%	-6.4%	-4.4%
Salary growth rate - increase by 0.5%	+4.6%	+0.5%	+7.0%	+4.3%	+5.3%	+5.5%	+3.3%	+10.5%	+7.0%	+4.6%
Actuarial basis (mortality) (10.0)%	—	+1.0%	—	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.1%	—	—	—	—	—	—	—	—

(%)
As of March 31, 2023
Sensitivity analysis	Austria	Switzerland	France	Italy	Korea	Turkey	Japan	Slovakia	Spain
Discount rate - decrease by 0.5%	+5.2%	+8.3%	+7.2%	+4.4%	+5.6%	+6.7%	+3.9%	+11.6%	+5.4%
Discount rate - increase by 0.5%	-4.9%	-7.3%	-6.6%	-4.1%	-5.1%	-6.1%	-3.70	-10.30	-5.10
Salary growth rate - decrease by 0.5%	-4.9%	-0.4%	-6.6%	-4.0%	-5.1%	-6.0%	-3.60	-9.80	-5.10
Salary growth rate - increase by 0.5%	+5.2%	+0.5%	+7.2%	+4.2%	+5.5%	+6.5%	+3.8%	+10.9%	+5.4%
Actuarial basis (mortality) (10.0)%	—	+0.9%	—	—	—	—	—	—	—
Actuarial basis (mortality) 10.0%	—	-1.0%	—	—	—	—	—	—	—
Risk exposure
Through its defined benefit pension plans and severance benefit plans, the group is exposed to a number of risks, the most significant of which are detailed below:
•Asset volatility: The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit.
•Changes in bond yields: A decrease in corporate bond yields will increase plan liabilities, although this will be partially offset by an increase in the value of the plans’ bond holdings.
•Inflation risks: Some of the group’s obligations are linked to salary inflation, and higher inflation will lead to higher liabilities. The majority of the plans’ assets are either unaffected by or loosely correlated with (equities) inflation, meaning that an increase in inflation will also increase the deficit.
(b) Leave Obligations
The leave obligations cover the group’s liabilities for Australia-based employees’ long-service leaves, which are classified as other long-term benefits.
The amounts recognized in the income statement and the statement of comprehensive income are as follows:

(EUR thousand)	For the financial year ended March 31
Amounts recognized in the income statement	2024	2023	2022
Current service cost	114	50	70
Interest cost on benefit obligation	22	14	11
Total net periodic cost	136	64	81